Annual Operating Expenses {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund Retail PRO-07 - Fidelity® California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.45%